Net Loss Per Share - Schedule Of Net Loss Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (152,594)	$ (999)	$ (665)	$ (1,298)	$ (1,110)	$ (1,506)	$ (154,258)	$ (3,914)	$ (4,690)	$ (3,261)
Net loss per share — basic	$ (0.76)			$ (0.01)			$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)
Net loss per share —diluted	$ (0.76)			$ (0.01)			$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average number of shares during the period — basic	201,686,617			200,000,000			200,568,383	200,000,000	200,000,000	200,000,000
Weighted average number of shares during the period —diluted	201,686,617			200,000,000			200,568,383	200,000,000	200,000,000	200,000,000